Stock Option and Incentive Plan - Employee Equity-Based Compensation Pre-Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Equity-based compensation pre-tax expense	$ 44,560	$ 44,578	$ 40,340
Cost of Revenue [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Equity-based compensation pre-tax expense	15,621	17,496	18,284
Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Equity-based compensation pre-tax expense	3,400	3,599	3,805
Selling, General and Administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Equity-based compensation pre-tax expense	$ 25,539	$ 23,483	$ 18,251